Schedule of Notes Payable (Details) (Parenthetical)		9 Months Ended	12 Months Ended
	Dec. 28, 2021	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt maturity date	Dec. 28, 2022
PPP Note Payable One [Member]
Debt Instrument [Line Items]
Debt maturity date		May 15, 2020	May 15, 2020
PPP Note Payable Two [Member]
Debt Instrument [Line Items]
Debt maturity date		Mar. 09, 2021	Mar. 09, 2021